Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Summary of Other Components of Equity
(1)	Other components of equity of the parent as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Other capital surplus	￦	1,268,569	1,600,801
Accumulated other comprehensive income		496,976	557,430
Other equity		13,294,973	13,294,972

	￦	15,060,518	15,453,203

Summary of Changes in Other Capital Surplus
(2)	Changes in other capital surplus for the years ended December 31, 2022 and 2023 are as follows:

		2022			2023
		Gains on disposal of treasury stocks	Others	Subtotal	Gains on disposal of treasury stocks	Others	Subtotal
		In millions of won
Beginning balance	￦	387,524	843,585	1,231,109	387,524	881,045	1,268,569
Changes in consolidation scope		—	(597)	(597)	—	(48)	(48)
Additional paid-in capital and others		—	39,641	39,641	—	—	—
Transactions between consolidated entities		—	(1,584)	(1,584)	—	332,280	332,280

Ending balance	￦	387,524	881,045	1,268,569	387,524	1,213,277	1,600,801

Summary of Changes in Accumulated Other Comprehensive Income (Loss)
(3)	Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Financial assets at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(46,498)	311,252	(325,170)	2,784	(57,632)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		58,008	—	—	—	58,008
Shares of other comprehensive income of associates and joint ventures, net of tax		—	509,487	—	—	509,487
Foreign currency translation of foreign operations, net of tax		—	—	19,550	—	19,550
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	(32,437)	(32,437)

Ending balance	￦	11,510	820,739	(305,620)	(29,653)	496,976

		2023
		Financial assets at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	11,510	820,739	(305,620)	(29,653)	496,976
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		(31,665)	—	—	—	(31,665)
Shares in other comprehensive income of associates and joint ventures, net of tax		—	122,994	—	—	122,994
Foreign currency translation of foreign operations, net of tax		—	—	(25,950)	—	(25,950)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	(5,078)	(5,078)
Others		153	—	—	—	153

Ending balance	￦	(20,002)	943,733	(331,570)	(34,731)	557,430

Summary of Changes in Other equity
(4)	Other equity as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Statutory revaluation reserve	￦	13,295,098	13,295,098
Changes in other equity		(125)	(126)

	￦	13,294,973	13,294,972